Average Annual Total Returns (Vanguard Mid-Cap Index Fund ETF)	Vanguard Mid-Cap Index Fund Vanguard Mid-Cap Index Fund - ETF Shares 1/1/2014 - 12/31/2014	Return After Taxes on Distributions Vanguard Mid-Cap Index Fund Vanguard Mid-Cap Index Fund - ETF Shares 1/1/2014 - 12/31/2014	Return After Taxes on Distributions and Sale of Fund Shares Vanguard Mid-Cap Index Fund Vanguard Mid-Cap Index Fund - ETF Shares 1/1/2014 - 12/31/2014	Based on Market Value Vanguard Mid-Cap Index Fund Vanguard Mid-Cap Index Fund - ETF Shares 1/1/2014 - 12/31/2014	CRSP US Mid Cap Index Vanguard Mid-Cap Index Fund Vanguard Mid-Cap Index Fund - ETF Shares 1/1/2014 - 12/31/2014	MSCI US Mid Cap 450 Index Vanguard Mid-Cap Index Fund Vanguard Mid-Cap Index Fund - ETF Shares 1/1/2014 - 12/31/2014	Spliced Mid Cap Index Vanguard Mid-Cap Index Fund Vanguard Mid-Cap Index Fund - ETF Shares 1/1/2014 - 12/31/2014
Average Annual Returns for Periods Ended December 31, 2014
One Year	13.76%	13.38%	8.04%	13.75%	13.83%	13.39%	13.83%
Five Years	17.03%	16.73%	13.80%	17.02%	none	17.21%	17.10%
Ten Years	9.46%	9.19%	7.75%	9.47%	none	9.55%	9.50%